Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract value	$ 368,346	$ 394,505